Revenue - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659
- Sales of lifestyle and pop toy products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,357,235	8,997,662	8,036,676
- Retail sales in self-operated stores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	990,048	555,226	323,775
- Product sales to franchisees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,960,518	5,499,267	5,506,365
- Sales to offline distributors
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,612,742	2,072,061	1,509,840
- Online sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	706,397	651,039	663,197
- Other sales channels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	87,530	220,069	33,499
-License fees, sales-based royalties, and sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	687,575	685,394	658,378
- License fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	84,711	109,166	72,392
- Sales-based royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	102,089	97,453	97,848
- Sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	500,775	478,775	488,138
-Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	428,398	402,593	376,605
Timing of revenue recognition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,473,208	10,085,649	9,071,659
Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,619,987	9,321,490	8,413,281
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 853,221	¥ 764,159	¥ 658,378